united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 12/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
Shares		Fair Value

	COMMON STOCK - 86.2%
	AUTO MANUFACTURERS - 1.4%
22,500	General Motors Co.	$922,275

	BANKS - 10.8%
38,000	BB&T Corp. ^	1,889,360
20,000	JPMorgan Chase & Co. ^	2,138,800
30,000	US Bancorp ^	1,607,400
25,000	Wells Fargo & Co. ^	1,516,750
		7,152,310
	BEVERAGES - 2.1%
30,000	Coca-Cola Co. ^	1,376,400

	BIOTECHNOLOGY - 5.2%
9,000	Amgen, Inc. ^	1,565,100
26,000	Gilead Sciences, Inc. ^	1,862,640
		3,427,740
	CHEMICALS - 2.8%
19,134	DowDuPont, Inc. ^	1,362,724
24,000	Potash Corp. of Saskatchewan, Inc.	495,600
		1,858,324
	COMPUTERS - 10.9%
24,000	Apple, Inc. ^	4,061,520
17,000	International Business Machines Corp. ^	2,608,140
13,000	Seagate Technology PLC	543,920
		7,213,580
	COSMETICS/PERSONAL CARE - 1.8%
13,000	Procter & Gamble Co.	1,194,440

	ELECTRIC - 2.2%
5,000	Dominion Energy, Inc. ^	405,300
8,000	Duke Energy Corp. ^	672,880
9,500	Exelon Corp.	374,395
		1,452,575
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
6,500	Emerson Electric Co. ^	452,985

	FOOD - 3.4%
16,000	Campbell Soup Co. ^	769,760
10,000	Kellogg Co.^	679,800
30,000	Kroger Co.^	823,500
		2,273,060
	INSURANCE - 0.5%
2,500	Travelers Cos, Inc.	339,100

	INVESTMENT MANAGEMENT SERVICES - 1.1%
20,000	Invesco Ltd. ^	730,800

	IRON/STEEL - 1.2%
10,000	Nucor Corp.^	635,800
15,000	Vale SA - ADR	183,450
		819,250
	MEDIA - 0.8%
5,000	Walt Disney Co. ^	537,550

	MINING - 1.0%
15,000	BHP Billiton Ltd. - ADR ^	689,850

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
December 31, 2017
Shares		Fair Value

	COMMON STOCK (Continued) - 86.2%
	MISCELLANEOUS MANUFACTURING - 4.0%
150,000	General Electric Co. ^	$2,617,500

	OIL & GAS - 5.7%
14,000	BP PLC - ADR ^	588,420
6,000	Chevron Corp. ^	751,140
6,000	Ensco PLC	35,460
10,000	Exxon Mobil Corp.	836,400
21,000	Schlumbrger Ltd. ^	1,415,190
12,000	Transocean Ltd. *	128,160
		3,754,770
	PHARMACEUTICALS - 6.8%
2,000	AbbVie, Inc. ^	193,420
25,000	Bristol-Myers Squibb Co. ^	1,532,000
4,500	Johnson & Johnson ^	628,740
25,000	Merck & Co., Inc. ^	1,406,750
20,000	Pfizer, Inc. ^	724,400
		4,485,310
	REAL ESTATE INVESTMENT TRUSTS - 2.0%
50,000	HCP, Inc. ^	1,304,000

	RETAIL - 8.8%
10,000	CVS Health Corp.^	725,000
2,000	Home Depot, Inc. ^	379,060
20,000	Kohl's Corp. ^	1,084,600
20,000	Nordstrom, Inc. ^	947,600
13,500	Starbucks Corp. ^	775,305
29,000	Target Corp. ^	1,892,250
		5,803,815
	SEMICONDUCTORS - 1.5%
22,000	Intel Corp.	1,015,520

	SOFTWARE - 1.5%
11,500	Microsoft Corp. ^	983,710

	TELECOMMUNICATIONS - 8.1%
45,000	AT&T, Inc. ^	1,749,600
24,000	China Mobile Ltd. - ADR	1,212,960
12,500	Cisco Systems, Inc. ^	478,750
18,000	Verizon Communications, Inc. ^	952,740
30,000	Vodafone Group PLC - ADR ^	957,000
		5,351,050
	TOYS/GAMES/HOBBIES - 1.9%
14,000	Hasbro, Inc.^	1,272,460

	TOTAL COMMON STOCK	57,028,374
	(Cost - $59,230,351)

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
December 31, 2017
Contracts**					Fair Value

	PUT OPTIONS PURCHASED * - 0.2%	Expiration	Exercise Price	Notional Amount
400	SPDR S&P 500 ETF Trust	February 2018	$255.00	$10,200,000	$45,200
600	SPDR S&P 500 ETF Trust	February 2018	260.00	15,600,000	102,000
	TOTAL PUT OPTIONS PURCHASED				147,200
	(Cost - $210,365)

Shares

	SHORT-TERM INVESTMENT - 13.4%
	MONEY MARKET FUND - 13.4%
8,900,464	JPMorgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.19% +				8,900,464
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $8,900,464)

	TOTAL INVESTMENTS - 99.8% (Cost - $68,341,180) (a)				$66,076,038
	CALL OPTIONS WRITTEN (Premiums Received - $442,816) - (0.6) %				(400,995)
	OTHER ASSETS LESS LIABILITES - 0.8%				551,531
	NET ASSETS - 100.0%				$66,226,574

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
December 31, 2017
Contracts **		Expiration	Exercise Price	Notional Amount	Fair Value

	CALL OPTIONS WRITTEN * - (0.6) %
20	AbbVie, Inc.	January 2018	$95.00	$190,000	$2,240
45	Amgen, Inc.	January 2018	175.00	787,500	11,250
100	Apple, Inc.	January 2018	175.00	1,750,000	8,000
100	AT&T, Inc.	January 2018	39.00	390,000	4,400
190	BB&T Corp.	January 2018	50.00	950,000	15,770
75	BHP Billiton Ltd. - ADR	January 2018	44.00	330,000	18,675
70	BP PLC - ADR	January 2018	41.00	287,000	9,030
100	Bristol-Myers Squibb Co.	January 2018	63.00	630,000	6,500
100	Campbell Soup Co.	January 2018	49.00	490,000	15,000
30	Chevron Corp.	January 2018	121.00	363,000	15,000
60	Cisco Systems, Inc.	January 2018	38.00	228,000	3,120
150	Coca-Cola Co.	January 2018	46.00	690,000	6,750
50	CVS Health Corp.	January 2018	72.50	362,500	7,150
25	Dominion Energy, Inc.	January 2018	85.00	212,500	175
60	DowDuPont, Inc.	January 2018	72.00	432,000	4,140
40	Duke Energy Corp.	January 2018	87.50	350,000	400
30	Emerson Electric Co.	January 2018	67.50	202,500	8,130
400	General Electric Co.	January 2018	18.00	720,000	8,000
100	Gilead Sciences, Inc.	January 2018	76.00	760,000	2,900
70	Hasbro, Inc.	January 2018	92.50	647,500	9,660
150	HCP, Inc.	January 2018	27.50	412,500	750
20	Home Depot, Inc.	January 2018	180.00	360,000	20,200
70	International Business Machines Corp.	January 2018	155.00	1,085,000	17,640
100	Invesco Ltd.	January 2018	37.00	370,000	4,500
20	Johnson & Johnson	January 2018	142.00	284,000	1,380
100	JPMorgan Chase & Co.	January 2018	108.00	1,080,000	12,800

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
December 31, 2017
Contracts **		Expiration	Exercise Price	Notional Amount	Fair Value

	CALL OPTIONS WRITTEN * (Continued) - (0.6) %
50	Kellogg Co.	January 2018	$65.00	$325,000	$18,000
100	Kohl's Corp.	January 2018	55.00	550,000	21,000
150	Kroger Co.	January 2018	27.50	412,500	10,200
50	Merck & Co., Inc.	January 2018	56.00	280,000	5,000
115	Microsoft Corp.	January 2018	85.00	977,500	10,005
100	Nordstrom, Inc.	January 2018	45.15	451,500	5,600
50	Nucor Corp.	January 2018	62.00	310,000	12,650
100	Pfizer, Inc.	January 2018	37.00	370,000	1,600
120	Nutrien Ltd.	January 2018	20.00	240,000	10,320
50	Schlumberger Ltd.	January 2018	64.00	320,000	19,750
65	Starbucks Corp.	January 2018	58.00	377,000	4,160
100	Target Corp.	January 2018	64.00	640,000	28,600
100	US Bancorp	January 2018	55.00	550,000	3,300
90	Verizon Communications, Inc.	January 2018	53.00	477,000	5,850
150	Vodafone Group PLC - ADR	January 2018	31.00	465,000	15,750
25	Walt Disney Co.	January 2018	110.00	275,000	2,150
125	Wells Fargo & Co.	January 2018	61.50	768,750	13,500
	TOTAL CALL OPTIONS WRITTEN				$400,995
	(Premiums Received - $442,816)

ADR - American Depositary Receipt
PLC - Public Limited Company
+ Variable rate security - interest rate is as of December 31, 2017.
^ Security is subject to written call options.
* Non-income producing security.
** Each call option contract allows the holder of the option to purchase 100 shares of the underlying stock.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $67,912,511 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation				$1,333,885
	Unrealized Depreciation				(3,571,353)
	Net Unrealized Depreciation				$(2,237,468)

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2017 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$57,028,374	$-	$-	$57,028,374
Put Options Purchased	147,200			147,200
Short-Term lnvestment	8,900,464	-	-	8,900,464
Total	$66,076,038	$-	$-	$66,076,038
Liabilities
Options Written	$400,995	$-	$-	$400,995
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
* See Portfolio of Investments for industry classifications.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2017 the amount of unrealized loss on options subject to equity contracts risk exposure amounted to $21,344.
The notional value of the options outstanding as of December 31, 2017 as disclosed in the Portfolio of Investments serves as an indicator of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 2/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 2/27/18

By

/s/Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/27/18